Debt and Capital Lease Obligations (Ziggo Credit Facility) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Jan. 27, 2014 EUR (€)	Jan. 27, 2014 USD ($)
Ziggo Credit Facility [Member]
Debt Instrument [Line Items]
Unused borrowing capacity		$ 786.5
Outstanding principal amount		4,710.8
Ziggo Euro Facility [Member]
Debt Instrument [Line Items]
Principal amount of debt			€ 1,566,000,000	$ 1,895.0
Facility amount | €	€ 2,000,000,000
Unused borrowing capacity		0.0
Outstanding principal amount		2,395.5
Ziggo Euro Facility [Member] | EURIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
Ziggo Dollar Facility [Member]
Debt Instrument [Line Items]
Principal amount of debt				2,350.0
Facility amount | €	€ 2,350,000,000
Unused borrowing capacity		0.0
Outstanding principal amount		2,315.3
Ziggo Dollar Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.75%
Ziggo Revolving Facilities [Member]
Debt Instrument [Line Items]
Principal amount of debt			650,000,000	786.5
Facility amount | €	€ 650,000,000
Unused borrowing capacity		786.5
Outstanding principal amount		0.0
Ziggo Revolving Facility One [Member]
Debt Instrument [Line Items]
Facility amount	€ 600,000,000	726.0
Fee on unused portion of credit facility	1.10%
Ziggo Revolving Facility One [Member] | EURIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.75%
Ziggo Revolving Facility Two [Member]
Debt Instrument [Line Items]
Facility amount	€ 50,000,000	60.5
Fee on unused portion of credit facility	0.80%
Ziggo Revolving Facility Two [Member] | EURIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
LGE HoldCo Term Loan [Member]
Debt Instrument [Line Items]
Principal amount of debt			434,000,000	525.2
Ziggo Acquisition Facility [Member]
Debt Instrument [Line Items]
Principal amount of debt			€ 650,000,000	$ 786.5
Ziggo Credit Facility [Member]
Debt Instrument [Line Items]
Unused borrowing capacity		1,028.4
Outstanding principal amount		$ 4,804.0
EBITDA Minimum Percentage	80.00%	80.00%
Minimum term after change in control lenders may cancel commitments	30 days